                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-3848

                   RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 5/31

Date of reporting period: 11/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
HIGH YIELD BOND FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2009


RIVERSOURCE HIGH YIELD BOND FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH HIGH CURRENT INCOME AS ITS PRIMARY
OBJECTIVE AND, AS ITS SECONDARY OBJECTIVE, CAPITAL
GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    8

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   26

Statement of Operations............   28

Statements of Changes in Net
  Assets...........................   30

Financial Highlights...............   32

Notes to Financial Statements......   41

Proxy Voting.......................   59




--------------------------------------------------------------------------------
                   RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource High Yield Bond Fund (the Fund) Class A shares increased 17.40%
  (excluding sales charge) for the six months ended Nov. 30, 2009.

> The Fund underperformed its benchmark, the JP Morgan Global High Yield Index, which rose 23.17% for the same time period.

> The Fund also underperformed the Lipper High Current Yield Bond Funds Index, representing the Fund's peer group, which increased 20.85% during the same time frame.


ANNUALIZED TOTAL RETURNS (for period ended Nov. 30, 2009)
--------------------------------------------------------------------------------



                              6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------
RiverSource High Yield Bond
  Fund
  Class A (excluding sales
  charge)                      +17.40%   +48.83%   +4.34%   +5.62%   +4.98%
----------------------------------------------------------------------------
JP Morgan Global High Yield
  Index(1) (unmanaged)         +23.17%   +62.22%   +5.49%   +6.26%   +6.87%
----------------------------------------------------------------------------
Lipper High Current Yield
  Bond Funds Index(2)          +20.85%   +50.26%   +2.13%   +3.97%   +3.95%
----------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                   RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT NOV. 30, 2009
                                                                            SINCE
Without sales charge     6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  12/8/83)                +17.40%   +48.83%   +4.34%   +5.62%   +4.98%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                +16.96%   +47.74%   +3.67%   +4.83%   +4.19%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                +17.53%   +47.96%   +3.67%   +4.83%     N/A       +4.65%
------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                 +18.16%   +49.44%   +4.88%   +5.97%     N/A       +6.83%
------------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)               +17.62%   +48.91%     N/A      N/A      N/A       +3.89%
------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)               +17.70%   +48.99%     N/A      N/A      N/A       +4.32%
------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                +17.47%   +49.04%   +4.65%   +5.81%   +5.16%        N/A
------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)               +17.61%   +49.35%     N/A      N/A      N/A       +4.50%
------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                +17.43%   +49.09%     N/A      N/A      N/A       +4.09%
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  12/8/83)                +11.81%   +41.74%   +2.66%   +4.60%   +4.47%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                +11.96%   +42.74%   +2.85%   +4.53%   +4.19%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                +16.53%   +46.96%   +3.67%   +4.83%     N/A       +4.65%
------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
4  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                          HIGH
                          MEDIUM   QUALITY
           X              LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     5.4 years
--------------------------------------
Effective duration(2)        3.5 years
--------------------------------------
Weighted average bond
  rating(3)                         B+
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.


--------------------------------------------------------------------------------
                   RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


SECTOR DIVERSIFICATION(1) (at Nov 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     20.9%
------------------------------------------------
Consumer Staples                            4.3%
------------------------------------------------
Energy                                      9.1%
------------------------------------------------
Financials                                  2.4%
------------------------------------------------
Health Care                                12.4%
------------------------------------------------
Industrials                                 4.5%
------------------------------------------------
Materials                                  14.8%
------------------------------------------------
Telecommunication                          20.8%
------------------------------------------------
Utilities                                   6.3%
------------------------------------------------
Other(2)                                    4.5%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Nov. 30, 2009. The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN (at Nov. 30, 2009; % of portfolio assets excluding cash equivalents and equities)
---------------------------------------------------------------------

BBB bonds                                   4.8%
------------------------------------------------
BB bonds                                   32.4%
------------------------------------------------
B bonds                                    40.2%
------------------------------------------------
CCC bonds                                  15.5%
------------------------------------------------
D bonds                                     6.6%
------------------------------------------------
Non-rated bonds                             0.5%
------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 3.1% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
6  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TOP TEN HOLDINGS (at Nov. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Noranda Aluminum Acquisition
5.27% 2015                                  1.8%
------------------------------------------------
Charter Communications Operating LLC
2.24-2.26% 2014                             1.6%
------------------------------------------------
Dresser 2nd Lien Term Loan
5.99-6.02% 2015                             1.5%
------------------------------------------------
DaVita
7.25% 2015                                  1.4%
------------------------------------------------
NRG Energy
7.38% 2017                                  1.3%
------------------------------------------------
Chemtura
6.88% 2016                                  1.3%
------------------------------------------------
Windstream
8.63% 2016                                  1.2%
------------------------------------------------
Hexion Specialty Chemicals Tranche C1 Term
Loan
2.56% 2013                                  1.2%
------------------------------------------------
Sprint Nextel
8.38% 2017                                  1.2%
------------------------------------------------
INVISTA
9.25% 2012                                  1.1%
------------------------------------------------



Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents) as of Nov. 30, 2009.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                   RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JUNE 1, 2009  NOV. 30, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,174.00        $5.67          1.03%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.12        $5.27          1.03%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,169.60        $9.84          1.79%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.27        $9.15          1.79%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,175.30        $9.87          1.79%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.27        $9.15          1.79%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,181.60        $3.48           .63%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.15        $3.23           .63%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,176.20        $7.89          1.43%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.09        $7.31          1.43%
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,177.00        $6.51          1.18%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.36        $6.04          1.18%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,174.70        $5.13           .93%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.63        $4.76           .93%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,176.10        $3.75           .68%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.90        $3.48           .68%

------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                   RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JUNE 1, 2009  NOV. 30, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,174.30        $5.95          1.08%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.87        $5.53          1.08%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2009: +17.40% for Class A, +16.96% for Class B, +17.53% for Class C, +18.16% for Class I, +17.62% for Class R2, +17.70% for Class R3, +17.47% for Class R4, +17.61%
    for Class R5 and +17.43% for Class W.


--------------------------------------------------------------------------------
10  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

NOV. 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (87.2%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (1.2%)
L-3 Communications
 07-15-13                               6.13%         $2,035,000(p)        $2,050,263
 01-15-15                               5.88           2,000,000            1,960,000
L-3 Communications
 Series B
 10-15-15                               6.38           8,575,000            8,435,656
Spirit AeroSystems Holdings
 10-01-17                               7.50           1,790,000(d)         1,754,200
TransDigm
 07-15-14                               7.75           4,850,000(d)         4,874,250
Triumph Group
 Sr Sub Nts
 11-15-17                               8.00           1,830,000(d)         1,830,000
                                                                      ---------------
Total                                                                      20,904,369
-------------------------------------------------------------------------------------

AIRLINES (0.4%)
Delta Air Lines
 Sr Secured
 03-15-15                              12.25           8,440,000(d,p)       7,828,100
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.6%)
Allison Transmission
 Pay-in-Kind
 11-01-15                              11.25           3,570,000(d,m,p)     3,659,250
TRW Automotive
 Sr Nts
 12-01-17                               8.88           6,455,000(d,p)       6,463,069
                                                                      ---------------
Total                                                                      10,122,319
-------------------------------------------------------------------------------------

BROKERAGE (0.1%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88           6,150,000(b,j)       1,306,875
-------------------------------------------------------------------------------------

BUILDING MATERIALS (1.2%)
Associated Materials LLC/Finance
 Sr Secured
 11-15-16                               9.88           5,837,000(d)         5,953,740
Gibraltar Inds
 Series B
 12-01-15                               8.00          15,237,000           14,418,011
                                                                      ---------------
Total                                                                      20,371,751
-------------------------------------------------------------------------------------

CHEMICALS (4.4%)
Ashland
 06-01-17                               9.13           3,605,000(d,p)       3,875,375
Chemtura
 06-01-16                               6.88          20,956,000(b)        22,422,920
INVISTA
 Sr Unsecured
 05-01-12                               9.25          18,141,000(d)        18,413,115
Koppers
 12-01-19                               7.88           1,875,000(d,f)       1,877,344
MacDermid
 Sr Sub Nts
 04-15-17                               9.50          11,343,000(d)        11,229,570
Momentive Performance Materials
 Pay-in-kind
 12-01-14                              10.13                 677(m)               633
Nalco
 11-15-13                               8.88           7,835,000(p)         8,030,875
Nova Chemicals
 Sr Unsecured
 11-01-16                               8.38           5,015,000(c,d)       5,046,344
 11-01-19                               8.63           4,240,000(c,d)       4,282,400
Solutia
 11-01-17                               8.75           1,910,000            1,986,400
                                                                      ---------------
Total                                                                      77,164,976
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (2.0%)
Terex
 Sr Sub Nts
 11-15-17                               8.00           6,950,000(p)         6,359,250
Terex
 Sr Unsecured
 06-01-16                              10.88          11,370,000(p)        12,165,900
United Rentals North America
 06-15-16                              10.88          10,450,000(d,p)      11,103,125
United Rentals North America
 Sr Unsecured
 12-15-19                               9.25           5,181,000            5,090,333
                                                                      ---------------
Total                                                                      34,718,608
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

CONSUMER CYCLICAL SERVICES (1.2%)
West Corp
 10-15-14                               9.50%        $12,430,000          $12,119,250
 10-15-16                              11.00           8,790,000            8,855,925
                                                                      ---------------
Total                                                                      20,975,175
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (3.0%)
AAC Group Holding
 Sr Disc Nts
 10-01-12                              10.25           9,605,000(d)         9,412,900
American Achievement
 04-01-12                               8.25          12,420,000(d)        12,388,950
Easton-Bell Sports
 Sr Secured
 12-01-16                               9.75           3,240,000(d,f)       3,296,700
Jarden
 05-01-16                               8.00           5,555,000            5,721,650
 05-01-17                               7.50           3,738,000            3,719,310
Sealy Mattress
 Sr Secured
 04-15-16                              10.88           2,940,000(d)         3,263,400
Visant
 10-01-12                               7.63           1,870,000            1,879,350
Visant Holding
 Sr Disc Nts
 12-01-13                              10.25           9,865,000           10,160,950
Visant Holding
 Sr Nts
 12-01-13                               8.75           2,805,000            2,889,150
                                                                      ---------------
Total                                                                      52,732,360
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.3%)
Altra Holdings
 Sr Secured
 12-01-16                               8.13           1,755,000(d)         1,763,775
CPM Holdings
 Sr Secured
 09-01-14                              10.63           2,675,000(d)         2,795,375
                                                                      ---------------
Total                                                                       4,559,150
-------------------------------------------------------------------------------------

ELECTRIC (4.3%)
CMS Energy
 Sr Unsecured
 07-17-17                               6.55          10,910,000           10,637,250
 06-15-19                               8.75           1,725,000(p)         1,897,500
Dynegy Holdings
 Sr Unsecured
 05-15-18                               7.13           4,650,000            3,487,500
 06-01-19                               7.75           1,920,000(p)         1,569,600
Edison Mission Energy
 Sr Unsecured
 05-15-17                               7.00           7,325,000(p)         5,347,250
Energy Future Holdings
 11-01-17                              10.88           4,880,000(p)         3,428,200
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56           8,171,024(p)         8,252,735
NRG Energy
 02-01-16                               7.38           9,345,000            9,298,275
 01-15-17                               7.38          22,735,000           22,564,487
Texas Competitive Electric Holdings LLC
 Series B
 11-01-15                              10.25          13,840,000(p)         9,826,400
                                                                      ---------------
Total                                                                      76,309,197
-------------------------------------------------------------------------------------

ENTERTAINMENT (2.0%)
AMC Entertainment
 02-01-16                              11.00           3,144,000            3,269,760
AMC Entertainment
 Sr Unsecured
 06-01-19                               8.75           6,959,000(p)         7,080,783
Regal Cinemas
 07-15-19                               8.63           9,860,000(d,p)      10,155,799
Speedway Motorsports
 06-01-16                               8.75           5,904,000            6,258,240
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                               9.30           5,702,737(l)         5,862,414
United Artists Theatre Circuit
 Pass-Through Ctfs Series BC3
 07-01-15                               9.30           1,833,431(l)         1,884,767
                                                                      ---------------
Total                                                                      34,511,763
-------------------------------------------------------------------------------------

ENVIRONMENTAL (0.1%)
Clean Harbors
 Sr Secured
 08-15-16                               7.63           1,585,000(d)         1,588,963
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.3%)
Cott Beverages
 Sr Nts
 11-15-17                               8.38           3,926,000(d,p)       3,945,630
Del Monte
 Sr Sub Nts
 10-15-19                               7.50           7,925,000(d)         8,004,250


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOOD AND BEVERAGE (CONT.)
Pinnacle Foods Finance LLC
 04-01-15                               9.25%         $1,515,000           $1,564,768
 04-01-17                              10.63           9,804,000           10,245,180
                                                                      ---------------
Total                                                                      23,759,828
-------------------------------------------------------------------------------------

GAMING (5.8%)
Ameristar Casinos
 Sr Unsecured
 06-01-14                               9.25           3,190,000(d)         3,261,775
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13          13,735,000           11,194,025
Circus & Eldorado Jt Venture/Silver Legacy
 Capital
 1st Mtge
 03-01-12                              10.13           9,215,000            8,293,500
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88           9,635,000(d)        10,815,288
MGM MIRAGE
 02-27-14                               5.88           1,515,000            1,170,338
 06-01-16                               7.50           3,816,000(p)         2,890,620
MGM MIRAGE
 Sr Secured
 11-15-17                              11.13           3,220,000(d)         3,542,000
MGM MIRAGE
 Sr Unsecured
 03-01-18                              11.38          10,120,000(d,p)       8,728,500
Penn Natl Gaming
 Sr Sub Nts
 08-15-19                               8.75           2,095,000(d)         2,084,525
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38          15,550,000(d)        16,210,874
San Pasqual Casino
 09-15-13                               8.00           1,445,000(d)         1,361,913
Seminole Indian Tribe of Florida
 10-01-20                               7.80           1,890,000(d)         1,646,322
Seminole Indian Tribe of Florida
 Sr Secured
 10-01-20                               6.54           5,120,000(d)         4,634,019
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25           1,951,000            1,911,980
Seneca Gaming
 Sr Unsecured Series B
 05-01-12                               7.25           5,080,000            4,978,400
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38          18,199,000(d)        12,921,289
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00           8,020,000(d)         7,187,925
                                                                      ---------------
Total                                                                     102,833,293
-------------------------------------------------------------------------------------

GAS PIPELINES (1.6%)
El Paso
 Sr Unsecured
 12-12-13                              12.00           3,175,000            3,635,375
 06-15-14                               6.88           1,005,000(p)           989,925
 02-15-16                               8.25           3,760,000(p)         3,910,400
Southern Star Central
 Sr Nts
 03-01-16                               6.75           5,004,000            4,778,820
Williams Companies
 Sr Unsecured
 01-15-20                               8.75           3,270,000            3,821,891
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          10,385,000           10,382,965
                                                                      ---------------
Total                                                                      27,519,376
-------------------------------------------------------------------------------------

HEALTH CARE (10.0%)
Alliance Imaging
 Sr Sub Nts
 12-15-12                               7.25           3,445,000            3,449,306
Apria Healthcare Group
 Sr Secured
 11-01-14                              11.25           8,055,000(d,p)       8,820,225
 11-01-14                              12.38           3,820,000(d)         4,173,350
Biomet
 Pay-in-kind
 10-15-17                              10.38           2,140,000(m)         2,295,150
Community Health Systems
 07-15-15                               8.88           4,414,000(p)         4,502,280
DaVita
 03-15-13                               6.63          10,536,000           10,456,980
 03-15-15                               7.25          23,776,000(p)        23,657,119
HCA
 Secured
 11-15-14                               9.13             500,000(p)           522,500
 11-15-16                               9.25          14,190,000           15,005,925
 02-15-17                               9.88           1,505,000(d)         1,636,688


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
HEALTH CARE (CONT.)
HCA
 Secured Pay-in-kind
 11-15-16                               9.63%        $15,421,000(m)       $16,442,640
HCA
 Sr Secured
 04-15-19                               8.50           3,010,000(d,p)       3,175,550
 02-15-20                               7.88           4,680,000(d)         4,797,000
HCA
 Sr Unsecured
 11-06-33                               7.50           1,900,000            1,597,465
Healthsouth
 02-15-20                               8.13           3,845,000(f)         3,782,519
IASIS Healthcare LLC/Capital
 06-15-14                               8.75          12,175,000           12,388,063
Iverness Medical Innovations
 Sr Nts
 02-01-16                               7.88           2,235,000(d)         2,195,888
NMH Holdings
 Sr Unsecured Pay-in-kind
 06-15-14                               7.42           5,867,172(d,g,m)     4,297,703
Omnicare
 06-01-13                               6.13           3,765,000            3,652,050
 12-15-13                               6.75           5,353,000            5,179,028
 12-15-15                               6.88           5,330,000            5,116,800
Select Medical
 02-01-15                               7.63          12,585,000           12,050,138
Select Medical Holdings
 Sr Unsecured
 09-15-15                               6.43          16,887,000(g)        15,324,952
Vanguard Health Holding I LLC
 10-01-15                              11.25           2,955,000            3,102,750
Vanguard Health Holding II LLC
 10-01-14                               9.00           9,992,000(p)        10,291,760
                                                                      ---------------
Total                                                                     177,913,829
-------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (1.1%)
Coventry Health Care
 Sr Unsecured
 01-15-12                               5.88          10,000,000           10,232,030
 03-15-17                               5.95           9,395,000            8,725,775
                                                                      ---------------
Total                                                                      18,957,805
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (1.9%)
K Hovnanian Enterprises
 12-15-14                               6.38           3,064,000            2,206,080
K Hovnanian Enterprises
 Sr Secured
 10-15-16                              10.63          16,179,000(d)        16,502,580
Norcraft Holdings LP/Capital
 Sr Disc Nts
 09-01-12                               9.75           6,795,000            6,455,250
William Lyon Homes
 02-15-14                               7.50          12,380,000            8,108,900
                                                                      ---------------
Total                                                                      33,272,810
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (7.3%)
Berry Petroleum
 Sr Unsecured
 06-01-14                              10.25           4,100,000            4,387,000
Chesapeake Energy
 08-15-14                               7.00           5,722,000            5,693,390
 01-15-16                               6.63           6,127,000            5,759,380
 08-15-17                               6.50           1,855,000(p)         1,720,513
 01-15-18                               6.25           2,230,000(p)         2,007,000
Comstock Resources
 10-15-17                               8.38           3,980,000            3,999,900
Denbury Resources
 04-01-13                               7.50             542,000(p)           542,000
 12-15-15                               7.50             358,000              355,315
 03-01-16                               9.75           5,245,000            5,546,588
Forest Oil
 06-15-19                               7.25           6,500,000(p)         6,158,750
Forest Oil
 Sr Nts
 02-15-14                               8.50           5,555,000(d,p)       5,679,988
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          12,020,000(d)        11,569,249
PetroHawk Energy
 07-15-13                               9.13           1,145,000            1,187,938
 08-01-14                              10.50           5,895,000            6,337,125
 06-01-15                               7.88           4,364,000(p)         4,353,090
Plains Exploration & Production
 10-15-19                               8.63           5,195,000(p)         5,220,975
Quicksilver Resources
 08-01-15                               8.25           7,664,000            7,625,680
 04-01-16                               7.13           5,930,000(p)         5,351,825
 08-15-19                               9.13           4,985,000(p)         5,097,163
Range Resources
 05-15-16                               7.50           3,250,000(p)         3,266,250
 05-01-18                               7.25           3,010,000            3,025,050
 05-15-19                               8.00          10,835,000(p)        11,322,574
SandRidge Energy
 Pay-in-kind
 04-01-15                               8.63          13,363,000(m)        12,811,775


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INDEPENDENT ENERGY (CONT.)
Southwestern Energy
 Sr Nts
 02-01-18                               7.50%         $9,135,000           $9,431,887
                                                                      ---------------
Total                                                                     128,450,405
-------------------------------------------------------------------------------------

LODGING (0.3%)
Wyndham Worldwide
 Sr Unsecured
 05-01-14                               9.88           5,192,000            5,761,988
-------------------------------------------------------------------------------------

MEDIA CABLE (4.6%)
Cablevision Systems
 Sr Nts
 09-15-17                               8.63          15,130,000(d)        15,508,250
Charter Communications Operating LLC
 11-15-16                              13.50           8,545,000(d,f)       9,912,200
Charter Communications Operating LLC/Capital
 Secured
 04-30-14                               8.38          16,166,000(d)        16,448,905
CSC Holdings
 Sr Unsecured
 04-15-14                               8.50           5,274,000(d,p)       5,544,293
 06-15-15                               8.50           7,145,000(d,p)       7,511,181
 02-15-19                               8.63           1,395,000(d,p)       1,485,675
DISH DBS
 02-01-16                               7.13          10,449,000           10,344,510
Mediacom LLC/Capital
 Sr Nts
 08-15-19                               9.13           3,945,000(d,p)       4,053,488
Videotron Ltee
 04-15-18                               9.13           1,700,000(c,d)       1,819,000
Virgin Media Finance
 04-15-14                               8.75           4,005,000(c,p)       4,145,175
 08-15-16                               9.50           3,925,000(c)         4,126,156
                                                                      ---------------
Total                                                                      80,898,833
-------------------------------------------------------------------------------------

MEDIA NON CABLE (6.3%)
Belo
 Sr Unsecured
 11-15-16                               8.00           2,537,000            2,556,028
Intelsat Jackson Holdings
 06-15-16                              11.25           4,755,000(c)         5,075,963
 11-01-19                               8.50           3,865,000(c,d)       3,884,325
Intelsat Subsidiary Holding
 01-15-15                               8.88           9,115,000(c,d)       9,251,725
Interpublic Group of Companies
 Sr Unsecured
 07-15-17                              10.00           6,650,000            7,281,750
Lamar Media
 04-01-14                               9.75          11,975,000(p)        13,052,749
Lamar Media
 Series B
 08-15-15                               6.63           6,030,000            5,668,200
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70          13,841,000           13,027,840
Nielsen Finance LLC
 08-01-14                              10.00           8,402,000(p)         8,675,065
 05-01-16                              11.50           2,600,000            2,795,000
Nielsen Finance LLC
 (Zero coupon through 08-01-11, thereafter 12.50%)
 08-01-16                              10.34             903,000(i)           790,125
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75           2,800,000(c)         2,702,000
 03-15-16                               7.75           4,225,000(c)         4,077,125
Rainbow Natl Services LLC
 09-01-12                               8.75          17,535,000(d)        17,798,024
 09-01-14                              10.38           3,003,000(d)         3,145,643
Salem Communications
 Sr Secured
 12-15-16                               9.63           4,774,000(d,f)       4,881,415
Sinclair Television Group
 Sr Secured
 11-01-17                               9.25           6,247,000(d)         6,325,088
                                                                      ---------------
Total                                                                     110,988,065
-------------------------------------------------------------------------------------

METALS (2.2%)
Arch Coal
 08-01-16                               8.75           6,330,000(d)         6,456,600
Compass Minerals Intl
 Sr Nts
 06-01-19                               8.00           2,730,000(d,p)       2,811,900
Noranda Aluminum Acquisition
 Pay-in-kind
 05-15-15                               5.27          41,446,355(g,m)      30,048,607
                                                                      ---------------
Total                                                                      39,317,107
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (1.5%)
Ford Motor Credit LLC
 Sr Unsecured
 08-10-11                               9.88           6,247,000            6,450,028
 08-01-12                               7.50           7,300,000(p)         7,263,500


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
NON CAPTIVE DIVERSIFIED (CONT.)
GMAC
 08-28-12                               6.88%         $3,305,000(d,p)      $3,131,488
 12-01-14                               6.75          10,355,000(d,p)       9,267,724
                                                                      ---------------
Total                                                                      26,112,740
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.4%)
Concho Resources
 10-01-17                               8.63           4,166,000            4,280,565
Key Energy Services
 12-01-14                               8.38           2,834,000(p)         2,766,693
Venoco
 Sr Nts
 10-01-17                              11.50             432,000(d,p)         447,120
                                                                      ---------------
Total                                                                       7,494,378
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.7%)
Cardtronics
 08-15-13                               9.25           9,639,000            9,831,780
Cardtronics
 Series B
 08-15-13                               9.25           2,648,000            2,700,960
                                                                      ---------------
Total                                                                      12,532,740
-------------------------------------------------------------------------------------

OTHER INDUSTRY (0.6%)
Chart Inds
 10-15-15                               9.13           6,575,000            6,509,250
The GEO Group
 10-15-17                               7.75           3,820,000(d)         3,877,300
                                                                      ---------------
Total                                                                      10,386,550
-------------------------------------------------------------------------------------

PACKAGING (1.9%)
Ball
 09-01-16                               7.13           1,010,000            1,035,250
 09-01-19                               7.38           1,060,000(p)         1,083,850
Crown Americas LLC/Capital II
 Sr Unsecured
 05-15-17                               7.63           4,225,000(d,p)       4,309,500
Greif
 Sr Nts
 08-01-19                               7.75             855,000(d)           865,688
Owens-Brockway Glass Container
 05-15-16                               7.38           9,505,000(p)         9,623,812
Reynolds Group DL Escrow/LLC
 Sr Secured
 10-15-16                               7.75           9,315,000(d,p)       9,384,863
Silgan Holdings
 Sr Unsecured
 08-15-16                               7.25           7,325,000(p)         7,407,406
                                                                      ---------------
Total                                                                      33,710,369
-------------------------------------------------------------------------------------

PAPER (3.5%)
Boise Cascade LLC
 10-15-14                               7.13           8,462,000            7,319,630
Cascades
 02-15-13                               7.25           3,485,000(c,p)       3,545,988
Cascades
 Sr Nts
 12-15-17                               7.75           9,545,000(c,d,f)     9,497,275
Georgia-Pacific LLC
 06-15-15                               7.70           3,645,000(p)         3,772,575
 05-01-16                               8.25           3,795,000(d)         4,022,700
 01-15-17                               7.13           7,548,000(d)         7,642,350
Georgia-Pacific LLC
 Sr Unsecured
 05-15-31                               8.88           2,000,000            2,120,000
NewPage
 Secured
 05-01-12                              10.00           3,027,000            1,952,415
NewPage
 Sr Secured
 12-31-14                              11.38          10,554,000(d)        10,395,690
Norampac Inds
 06-01-13                               6.75           7,480,000(c)         7,545,450
Potlatch
 Sr Nts
 11-01-19                               7.50           3,566,000(d)         3,601,660
                                                                      ---------------
Total                                                                      61,415,733
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
Valeant Pharmaceuticals Intl
 06-15-16                               8.38           2,865,000(d)         2,950,950
Warner Chilcott
 02-01-15                               8.75           9,513,000            9,822,173
                                                                      ---------------
Total                                                                      12,773,123
-------------------------------------------------------------------------------------

RETAILERS (1.4%)
NetFlix
 Sr Unsecured
 11-15-17                               8.50           1,244,000(d,p)       1,271,990
QVC
 Sr Secured
 10-01-19                               7.50           7,505,000(d)         7,523,763


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RETAILERS (CONT.)
Rite Aid
 Sr Secured
 10-15-19                              10.25%         $2,680,000(d)        $2,726,900
Toys R Us Property I LLC
 07-15-17                              10.75           5,876,000(d,p)       6,257,940
Toys R Us Property II LLC
 Sr Secured
 12-01-17                               8.50           6,209,000(d,p)       6,209,000
                                                                      ---------------
Total                                                                      23,989,593
-------------------------------------------------------------------------------------

TECHNOLOGY (1.0%)
CPI Intl
 Sr Unsecured
 02-01-15                               6.68           1,825,000(g)         1,587,750
Iron Mountain
 Sr Sub Nts
 08-15-21                               8.38           6,850,000(p)         7,021,250
SS&C Technologies
 12-01-13                              11.75           8,532,000            9,011,925
                                                                      ---------------
Total                                                                      17,620,925
-------------------------------------------------------------------------------------

WIRELESS (5.7%)
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                               7.75          14,325,000(d)        15,148,688
Cricket Communications
 07-15-15                              10.00             898,000(p)           871,060
Cricket Communications
 Sr Secured
 05-15-16                               7.75          10,420,000(d,p)      10,211,600
Crown Castle Intl
 Sr Nts
 11-01-19                               7.13           7,420,000            7,364,350
MetroPCS Wireless
 11-01-14                               9.25           6,052,000(p)         6,067,130
Nextel Communications
 Series D
 08-01-15                               7.38          13,124,000           12,139,700
SBA Telecommunications
 08-15-16                               8.00           6,955,000(d)         7,163,650
 08-15-19                               8.25           4,940,000(d)         5,137,600
Sprint Capital
 01-30-11                               7.63           3,531,000(p)         3,566,310
 03-15-12                               8.38           4,810,000(p)         4,918,225
Sprint Nextel
 Sr Unsecured
 12-01-16                               6.00           3,220,000            2,777,250
 08-15-17                               8.38          19,997,000(p)        19,497,075
Wind Acquisition Finance
 Sr Nts
 07-15-17                              11.75           5,770,000(c,d)       6,404,700
                                                                      ---------------
Total                                                                     101,267,338
-------------------------------------------------------------------------------------

WIRELINES (6.6%)
Cincinnati Bell
 01-15-14                               8.38           7,040,000(p)         6,996,000
Frontier Communications
 Sr Unsecured
 10-01-18                               8.13           5,940,000            5,954,850
 03-15-19                               7.13          10,605,000            9,889,163
Level 3 Financing
 02-15-17                               8.75          17,484,000(p)        14,642,849
Qwest Capital Funding
 02-15-11                               7.25           5,000,000(p)         5,025,000
Qwest
 Sr Unsecured
 09-01-11                               7.88           6,780,000(p)         7,042,725
 06-15-15                               7.63          13,190,000           13,420,825
 05-01-16                               8.38           2,920,000(d,p)       3,036,800
 06-01-17                               6.50          16,700,000(p)        15,948,499
 09-15-33                               6.88             500,000              425,000
Time Warner Telecom Holdings
 02-15-14                               9.25           5,720,000            5,877,300
Windstream
 08-01-13                               8.13           1,875,000(p)         1,917,188
 08-01-16                               8.63          20,242,000           20,393,814
 11-01-17                               7.88           2,645,000(d,p)       2,641,694
 03-15-19                               7.00           5,605,000(p)         5,226,663
                                                                      ---------------
Total                                                                     118,438,370
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,462,712,963)                                                 $1,538,508,804
-------------------------------------------------------------------------------------



SENIOR LOANS (8.2%)(k)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.7%)
Ford Motor
 Tranche B1 Term Loan
 12-15-13                          3.24-3.29%        $13,971,953          $12,244,321
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)

CHEMICALS (1.4%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 05-05-13                               2.56%        $23,744,892          $20,099,102
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 05-05-13                               2.56           5,154,682            4,363,232
                                                                      ---------------
Total                                                                      24,462,334
-------------------------------------------------------------------------------------

ELECTRIC (0.5%)
Energy Future Holdings
 Tranche B3 Term Loan
 TBD                                     TBD           5,675,000(f,n)       4,198,876
 10-10-14                          3.74-3.78           5,408,196            4,001,470
                                                                      ---------------
Total                                                                       8,200,346
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.3%)
AMC Entertainment Holdings
 Pay-in-kind Term Loan
 06-13-12                               5.30           6,322,064(m)         5,658,247
-------------------------------------------------------------------------------------

GAMING (0.3%)
Great Lakes Gaming of Michigan LLC
 Development Term Loan
 08-15-12                               9.00           3,866,994(l)         3,541,006
Great Lakes Gaming of Michigan LLC
 Non-Gaming Land Acquisition
 Letter of Credit
 08-15-12                               9.00           1,430,448(l)         1,309,862
Great Lakes Gaming of Michigan LLC
 Transition Term Loan
 08-15-12                               9.00           1,001,597(l)           917,163
                                                                      ---------------
Total                                                                       5,768,031
-------------------------------------------------------------------------------------

HEALTH CARE (0.6%)
IASIS Healthcare LLC
 Pay-in-kind Term Loan
 06-16-14                               5.53          11,120,309(m)         9,850,703
-------------------------------------------------------------------------------------

MEDIA CABLE (1.7%)
Cequel Communications LLC
 Tranche A 2nd Lien Term Loan
 TBD                                     TBD           5,345,000(f,n)       5,052,254
Charter Communications Operating LLC
 Term Loan
 03-06-14                          2.24-2.26          28,157,629           26,186,594
                                                                      ---------------
Total                                                                      31,238,848
-------------------------------------------------------------------------------------

METALS (0.3%)
Noranda Aluminum Acquisition
 Tranche B Term Loan
 05-18-14                               2.24           6,391,244            5,138,561
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.4%)
Dresser
 2nd Lien Term Loan
 05-04-15                          5.99-6.02          27,344,000           24,529,755
-------------------------------------------------------------------------------------

WIRELINES (1.0%)
Fairpoint Communications
 Tranche B Term Loan
 03-31-15                               5.00          23,499,270(b)        18,137,207
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $128,029,814)                                                     $145,228,353
-------------------------------------------------------------------------------------






COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS
Link Energy LLC Unit                                  1,646,684(b,o)           $3,705
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS
Crown Paper Escrow                                   29,470,000(b,l)               29
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS
Arena Brands                                            111,111(b,h,l)             --
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $18,965,223)                                                            $3,734
-------------------------------------------------------------------------------------



OTHER (0.1%)
ISSUER                                                 SHARES                VALUE(a)
DIVERSIFIED FINANCIAL SERVICES
Varde Fund V LP                                      25,000,000(e,l)       $2,393,751
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                $2,393,751
-------------------------------------------------------------------------------------



MONEY MARKET FUND (4.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.20%              78,916,533(q)        $78,916,533
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $78,916,533)                                                       $78,916,533
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (11.5%)
ISSUER                                                 SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND (0.3%)
JPMorgan Prime Money Market Fund                      5,418,189            $5,418,189
-------------------------------------------------------------------------------------





ISSUER                              COUPON           PRINCIPAL               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (3.4%)
Antalis US Funding
 01-20-10                            0.23%           $6,997,183            $6,997,183
Cancara Asset Securitisation LLC
 02-12-10                            0.27             7,994,720             7,994,720
Ebbets Funding LLC
 12-07-09                            0.50             4,999,514             4,999,514
Elysian Funding LLC
 12-07-09                            0.45             4,999,563             4,999,563
Grampian Funding LLC
 12-14-09                            0.28             2,999,253             2,999,253
 12-15-09                            0.29             4,999,114             4,999,114
Hannover Funding LLC
 12-01-09                            0.70             4,999,319             4,999,319
Rheingold Securitization
 12-03-09                            0.31             4,998,708             4,998,708
 12-16-09                            0.38             3,996,749             3,996,749
Rhein-Main Securitisation
 02-16-10                            0.35               999,106               999,106
Scaldis Capital LLC
 12-16-09                            0.24             1,999,600             1,999,600
 12-18-09                            0.24             4,999,033             4,999,033
Versailles LLC
 12-17-09                            0.40             4,998,333             4,998,333
                                                                      ---------------
Total                                                                      59,980,195
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (6.0%)
Banco Espirito Santo e Comm NY
 12-07-09                            0.29             8,000,000             8,000,000
Banco Popular Espanol
 12-07-09                            0.27             2,499,411             2,499,411
Banco Santander NY
 02-10-10                            0.29             4,000,000             4,000,000
Bank of Tokyo UFJ London
 12-21-09                            0.37             5,000,066             5,000,066
Banque Federative Du Credit Mutuel
 02-18-10                            0.33             4,995,787             4,995,787
 03-02-10                            0.28             2,997,855             2,997,855
Bayrische Hypo-Und Vereinsbank NY
 02-01-10                            0.43             2,500,000             2,500,000
Clydesdale Bank
 12-01-09                            0.38             6,995,496             6,995,496
Commerzbank Frankfurt
 12-01-09                            0.20            10,000,000            10,000,000
Dexia Credit Local Du France
 12-14-09                            0.39             3,000,000             3,000,000
Fortis Bank NY
 12-31-09                            0.24             5,000,000             5,000,000
HSBC France
 12-04-09                            0.25             5,000,000             5,000,000
Landesbank Hessen Thur London
 12-21-09                            0.24             5,000,000             5,000,000
Mizuho London
 12-15-09                            0.33             5,000,000             5,000,000
 01-25-10                            0.32             5,000,000             5,000,000
Natixis NY
 12-21-09                            0.30             5,000,000             5,000,000
Norinchukin Bank NY
 01-19-10                            0.32             2,000,000             2,000,000
NyKredit
 01-05-10                            0.45             8,000,000             8,000,000
Sumitomo Mitsui Banking Corp Brussels
 01-19-10                            0.34             5,000,000             5,000,000
 02-19-10                            0.31             4,000,000             4,000,000
Ulster Bank Ireland
 12-15-09                            0.53             6,000,000             6,000,000
                                                                      ---------------
Total                                                                     104,988,615
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.7%)
Citigroup Funding
 12-14-09                            0.27             7,997,900             7,997,900
KBC Financial Products
 12-07-09                            0.47             4,997,715             4,997,715
                                                                      ---------------
Total                                                                      12,995,615
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (1.1%)
Barclays Capital
 12-01-09                            0.29             5,000,000             5,000,000
Morgan Stanley
 12-01-09                            0.27             5,000,000             5,000,000
 12-01-09                            0.34             5,000,000             5,000,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
ISSUER                              COUPON           PRINCIPAL               VALUE(a)
REPURCHASE AGREEMENTS (CONT.)
RBS Securities
 12-01-09                            0.44%           $5,000,000            $5,000,000
                                                                      ---------------
Total                                                                      20,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $203,382,614)                                                     $203,382,614
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,892,007,147)(r)                                              $1,968,433,789
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2009, the value of foreign securities, excluding short-term securities, represented 4.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2009, the value of these securities amounted to $540,014,620 or 30.6% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) At Nov. 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $42,302,491. See Note 2 to the financial statements.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2009.

(h)  Negligible market value.

(i) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(j)  This position is in bankruptcy.

(k) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.


--------------------------------------------------------------------------------
20  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(l)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at Nov. 30, 2009 was $15,908,992, representing 0.9% of net assets. Information concerning such security holdings at Nov. 30, 2009 is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     Arena Brands                                09-03-92             $5,888,888
     Crown Paper Escrow                          04-16-07                     --
     Great Lakes Gaming of Michigan LLC
       Development Term Loan
       9.00% 2012                         03-02-07 thru 09-15-07       3,827,350
     Great Lakes Gaming of Michigan LLC
       Non-Gaming Land Acquisition
       Letter of Credit
       9.00% 2012                         03-02-07 thru 09-15-07       1,415,784
     Great Lakes Gaming of Michigan LLC
       Transition Term Loan
       9.00% 2012                         03-02-07 thru 09-15-07         991,329
     United Artist Theater Circuit
       Pass-Through Ctfs
       9.30% 2015                         12-08-95 thru 04-03-02       5,490,838
     United Artist Theater Circuit
       Pass-Through Ctfs Series BC3
       9.30% 2015                                12-06-01              1,541,928
     Varde Fund V LP                      04-27-00 thru 06-19-00              --*


     * The original cost for this position was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

(m) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(n) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(o) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Nov. 30, 2009 are as follows:

                               BEGINNING   PURCHASE  SALES     ENDING    DIVIDEND
     ISSUER                       COST       COST     COST      COST      INCOME   VALUE(a)
     --------------------------------------------------------------------------------------
     Link Energy LLC Unit     $13,076,335     $--     $--   $13,076,335     $--     $3,705




--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(p) At Nov. 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(q) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Nov. 30, 2009.

(r) At Nov. 30, 2009, the cost of securities for federal income tax purposes was approximately $1,892,007,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $116,254,000
     Unrealized depreciation                         (39,827,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $76,427,000
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
22  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data. The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2009:

                                                FAIR VALUE AT NOV. 30, 2009
                           --------------------------------------------------------------------
                                LEVEL 1            LEVEL 2
                             QUOTED PRICES          OTHER           LEVEL 3
                               IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                              MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-----------------------------------------------------------------------------------------------
Bonds
  Corporate Debt
    Securities                        $--      $1,520,849,423     $17,659,381    $1,538,508,804
-----------------------------------------------------------------------------------------------
Total Bonds                            --       1,520,849,423      17,659,381     1,538,508,804
-----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Oil, Gas &
     Consumable Fuels                  --               3,705              --             3,705
    Paper & Forest
     Products                          --                  --              29                29
  Other
    Diversified
     Financial
     Services                          --                  --       2,393,751         2,393,751
-----------------------------------------------------------------------------------------------
Total Equity Securities                --               3,705       2,393,780         2,397,485
-----------------------------------------------------------------------------------------------
Other
  Senior Loans                         --         139,460,322       5,768,031       145,228,353
  Affiliated Money
    Market Fund(a)             78,916,533                  --              --        78,916,533
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(b)                     5,418,189         197,964,425              --       203,382,614
-----------------------------------------------------------------------------------------------
Total Other                    84,334,722         337,424,747       5,768,031       427,527,500
-----------------------------------------------------------------------------------------------
Total                         $84,334,722      $1,858,277,875     $25,821,192    $1,968,433,789
-----------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2009.

(b) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.


--------------------------------------------------------------------------------
24  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                            CORPORATE DEBT
                              SECURITIES      COMMON STOCKS       OTHER      SENIOR LOANS       TOTAL
--------------------------------------------------------------------------------------------------------
Balance as of May 31,
  2009                         $8,012,251          $29         $2,538,751     $6,108,368     $16,659,399
  Accrued
    discounts/premiums             31,343           --                 --         12,851          44,194
  Realized gain (loss)             18,222           --                 --         10,746          28,968
  Change in unrealized
    appreciation
    (depreciation)*               186,682           --           (145,000)       623,640         665,322
  Net purchases (sales)         9,410,883           --                 --       (987,574)      8,423,309
  Transfers in and/or
    out of Level 3                     --           --                 --             --              --
--------------------------------------------------------------------------------------------------------
Balance as of Nov. 30,
  2009                        $17,659,381          $29         $2,393,751     $5,768,031     $25,821,192
--------------------------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at Nov. 30, 2009 was $665,322.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  25

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
NOV. 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $1,596,631,665)           $ 1,686,130,937
  Affiliated money market fund (identified cost $78,916,533)            78,916,533
  Investments of cash collateral received for securities on loan
    (identified cost $203,382,614)                                     203,382,614
  Other affiliated issuers (identified cost $13,076,335)                     3,705
----------------------------------------------------------------------------------
Total investments in securities (identified cost $1,892,007,147)     1,968,433,789
Capital shares receivable                                                3,838,196
Dividends and accrued interest receivable                               33,183,527
Receivable for investment securities sold                               23,228,246
----------------------------------------------------------------------------------
Total assets                                                         2,028,683,758
----------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                              6,795
Dividends payable to shareholders                                        2,807,751
Capital shares payable                                                   2,639,193
Payable for investment securities purchased                             55,245,368
Payable upon return of securities loaned                               203,382,614
Accrued investment management services fees                                 84,153
Accrued distribution fees                                                  365,806
Accrued transfer agency fees                                                22,138
Accrued administrative services fees                                         9,335
Accrued plan administration services fees                                    4,810
Other accrued expenses                                                     413,951
----------------------------------------------------------------------------------
Total liabilities                                                      264,981,914
----------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 1,763,701,844
----------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     6,810,457
Additional paid-in capital                                           4,185,280,467
Excess of distributions over net investment income                      (6,231,866)
Accumulated net realized gain (loss)                                (2,498,583,856)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                            76,426,642
----------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 1,763,701,844
----------------------------------------------------------------------------------
*Including securities on loan, at value                            $   197,908,783
----------------------------------------------------------------------------------




--------------------------------------------------------------------------------
26  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                                NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $1,304,349,414          503,140,372                       $2.59(1)
Class B                     $  100,710,543           38,879,421                       $2.59
Class C                     $   71,533,065           27,776,953                       $2.58
Class I                     $  131,731,856           50,908,360                       $2.59
Class R2                    $    4,675,509            1,798,192                       $2.60
Class R3                    $    2,081,386              798,744                       $2.61
Class R4                    $   18,410,382            7,097,144                       $2.59
Class R5                    $      239,992               92,518                       $2.59
Class W                     $  129,969,697           50,554,011                       $2.57
-------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $2.72. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  27

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED NOV. 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $ 70,456,957
Income distributions from affiliated money market fund                  123,444
Income from securities lending -- net                                   152,112
-------------------------------------------------------------------------------
Total income                                                         70,732,513
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   4,506,400
Distribution fees
  Class A                                                             1,507,262
  Class B                                                               533,179
  Class C                                                               240,822
  Class R2                                                                6,006
  Class R3                                                                2,029
  Class W                                                                89,730
Transfer agency fees
  Class A                                                               991,019
  Class B                                                                93,670
  Class C                                                                41,357
  Class R2                                                                  600
  Class R3                                                                  406
  Class R4                                                                1,966
  Class R5                                                                   31
  Class W                                                                71,784
Administrative services fees                                            503,113
Plan administration services fees
  Class R2                                                                3,003
  Class R3                                                                2,029
  Class R4                                                                9,831
Compensation of board members                                            22,897
Custodian fees                                                           27,054
Printing and postage                                                     76,196
Registration fees                                                        62,700
Professional fees                                                        27,408
Other                                                                    51,253
-------------------------------------------------------------------------------
Total expenses                                                        8,871,745
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (491,953)
-------------------------------------------------------------------------------
Total net expenses                                                    8,379,792
-------------------------------------------------------------------------------
Investment income (loss) -- net                                      62,352,721

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
28  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                  $(28,302,458)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                203,676,403
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               175,373,945
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $237,726,666
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED
                                                                      NOV. 30, 2009      YEAR ENDED
                                                                        (UNAUDITED)    MAY 31, 2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $   62,352,721  $  105,955,048
Net realized gain (loss) on investments                                 (28,302,458)   (133,005,757)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    203,676,403     (65,412,282)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         237,726,666     (92,462,991)
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (50,572,823)    (87,064,573)
    Class B                                                              (4,090,190)    (10,204,273)
    Class C                                                              (2,040,193)     (1,419,091)
    Class I                                                              (4,577,545)     (6,378,537)
    Class R2                                                               (119,470)           (906)
    Class R3                                                                (65,855)        (49,775)
    Class R4                                                               (326,365)       (126,080)
    Class R5                                                                 (6,500)           (389)
    Class W                                                              (2,707,812)     (1,249,996)
---------------------------------------------------------------------------------------------------
Total distributions                                                     (64,506,753)   (106,493,620)
---------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                        140,365,326     287,786,602
  Class B shares                                                          6,569,395      17,789,456
  Class C shares                                                          8,604,179       9,526,472
  Class I shares                                                         53,251,616      27,527,076
  Class R2 shares                                                           281,207          73,762
  Class R3 shares                                                           765,084       1,258,093
  Class R4 shares                                                        15,937,289       2,019,375
  Class W shares                                                        129,402,150       6,249,862
Fund merger
  Class A shares                                                        113,287,440             N/A
  Class B shares                                                          8,002,554             N/A
  Class C shares                                                         42,378,925             N/A
  Class R2 shares                                                         4,558,622             N/A
  Class R5 shares                                                           221,399             N/A
Reinvestment of distributions at net asset value
  Class A shares                                                         33,469,885      63,288,333
  Class B shares                                                          3,139,307       7,988,478
  Class C shares                                                          1,108,639       1,090,716
  Class I shares                                                          4,422,449       6,348,382
  Class R2 shares                                                            16,141             334
  Class R3 shares                                                            63,424          48,369
  Class R4 shares                                                           299,800         123,752
  Class R5 shares                                                             4,406              --
  Class W shares                                                          2,505,374       1,254,750


--------------------------------------------------------------------------------
30  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                                                   SIX MONTHS ENDED
                                                                      NOV. 30, 2009      YEAR ENDED
                                                                        (UNAUDITED)    MAY 31, 2009
Conversions from Class B to Class A
  Class A shares                                                     $   24,609,332  $   23,054,007
  Class B shares                                                        (24,609,332)    (23,054,007)
Payments for redemptions
  Class A shares                                                       (148,237,387)   (343,721,357)
  Class B shares                                                        (15,123,505)    (43,033,522)
  Class C shares                                                         (6,990,716)     (5,703,753)
  Class I shares                                                        (11,607,829)    (23,557,298)
  Class R2 shares                                                          (399,917)        (67,143)
  Class R3 shares                                                          (168,611)       (154,516)
  Class R4 shares                                                          (889,357)       (703,365)
  Class W shares                                                        (13,888,728)    (19,075,497)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       371,348,561      (3,642,639)
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 544,568,474    (202,599,250)
Net assets at beginning of period                                     1,219,133,370   1,421,732,620
---------------------------------------------------------------------------------------------------
Net assets at end of period                                          $1,763,701,844  $1,219,133,370
---------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                   $   (6,231,866) $   (1,829,264)
---------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                        YEAR ENDED MAY 31,
CLASS A                                              NOV. 30, 2009       ------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007        2006        2005
Net asset value, beginning of period                     $2.30            $2.74       $3.02       $2.89       $2.86       $2.74
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10              .22         .22         .20         .20         .19
Net gains (losses) (both realized and
 unrealized)                                               .29             (.44)       (.29)        .15         .03         .12
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .39             (.22)       (.07)        .35         .23         .31
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.10)            (.22)       (.21)       (.22)       (.20)       (.19)
Tax return of capital                                       --               --        (.00)(a)      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.10)            (.22)       (.21)       (.22)       (.20)       (.19)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $2.59            $2.30       $2.74       $3.02       $2.89       $2.86
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.40%           (7.04%)     (2.40%)     12.77%(b)    8.27%      11.56%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.10%(d)         1.14%       1.13%       1.08%       1.08%       1.04%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.03%(d)         1.02%       1.10%       1.08%       1.08%       1.04%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             8.11%(d)         9.85%       7.71%       6.94%       6.78%       6.67%
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1,304           $1,004      $1,134      $1,463      $1,535      $1,735
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              83%         64%         95%         93%        105%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                        YEAR ENDED MAY 31,
CLASS B                                              NOV. 30, 2009       -----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007        2006       2005
Net asset value, beginning of period                     $2.30            $2.74       $3.02       $2.89      $2.86       $2.74
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09              .20         .19         .18        .18         .17
Net gains (losses) (both realized and
 unrealized)                                               .29             (.44)       (.29)        .15        .03         .12
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .38             (.24)       (.10)        .33        .21         .29
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)            (.20)       (.18)       (.20)      (.18)       (.17)
Tax return of capital                                       --               --        (.00)(a)      --         --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)            (.20)       (.18)       (.20)      (.18)       (.17)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $2.59            $2.30       $2.74       $3.02      $2.89       $2.86
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            16.96%           (7.77%)     (3.17%)     11.91%(b)   7.45%      10.72%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.86%(d)         1.90%       1.89%       1.84%      1.83%       1.79%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.79%(d)         1.78%       1.86%       1.84%      1.83%       1.79%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             7.32%(d)         8.98%       6.92%       6.18%      6.00%       5.92%
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $101             $110        $174        $321       $433        $629
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              83%         64%         95%        93%        105%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                        YEAR ENDED MAY 31,
CLASS C                                              NOV. 30, 2009       -----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007        2006       2005
Net asset value, beginning of period                     $2.28            $2.72       $3.00       $2.87      $2.84       $2.73
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09              .20         .19         .18        .18         .17
Net gains (losses) (both realized and
 unrealized)                                               .30             (.44)       (.29)        .15        .03         .11
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .39             (.24)       (.10)        .33        .21         .28
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)            (.20)       (.18)       (.20)      (.18)       (.17)
Tax return of capital                                       --               --        (.00)(a)      --         --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)            (.20)       (.18)       (.20)      (.18)       (.17)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $2.58            $2.28       $2.72       $3.00      $2.87       $2.84
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.53%           (7.86%)     (3.21%)     11.95%(b)   7.47%      10.35%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.85%(d)         1.89%       1.88%       1.83%      1.83%       1.79%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.79%(d)         1.77%       1.86%       1.83%      1.83%       1.79%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             7.27%(d)         9.11%       6.95%       6.18%      6.02%       5.92%
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $72              $22         $19         $26        $28         $36
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              83%         64%         95%        93%        105%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
34  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                        YEAR ENDED MAY 31,
CLASS I                                              NOV. 30, 2009       -----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007        2006       2005
Net asset value, beginning of period                     $2.29            $2.73       $3.02       $2.89      $2.86       $2.74
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11              .23         .23         .21        .21         .21
Net gains (losses) (both realized and
 unrealized)                                               .30             (.44)       (.30)        .16        .03         .11
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .41             (.21)       (.07)        .37        .24         .32
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)            (.23)       (.22)       (.24)      (.21)       (.20)
Tax return of capital                                       --               --        (.00)(a)      --         --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.11)            (.23)       (.22)       (.24)      (.21)       (.20)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $2.59            $2.29       $2.73       $3.02      $2.89       $2.86
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.16%           (6.75%)     (2.36%)     13.21%(b)   8.69%      11.97%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                     .69%(d)          .70%        .72%        .67%       .69%        .64%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .63%(d)          .65%        .69%        .67%       .69%        .64%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             8.55%(d)        10.34%       8.13%       7.37%      7.49%       7.06%
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $132              $74         $72         $97        $24         $--
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              83%         64%         95%        93%        105%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED             YEAR ENDED MAY 31,
CLASS R2                                             NOV. 30, 2009       -------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008       2007(f)
Net asset value, beginning of period                     $2.30            $2.74       $3.02       $2.95
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10              .21         .21         .11
Net gains (losses) (both realized and
 unrealized)                                               .30             (.44)       (.29)        .05
--------------------------------------------------------------------------------------------------------
Total from investment operations                           .40             (.23)       (.08)        .16
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.10)            (.21)       (.20)       (.09)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $2.60            $2.30       $2.74       $3.02
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.62%           (7.38%)     (2.75%)      5.72%
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.48%(d)         1.52%       1.51%       1.45%(d)
--------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.43%(d)         1.39%       1.25%       1.45%(d)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                             7.54%(d)         9.46%       7.63%       6.58%(d)
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $5              $--         $--         $--
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              83%         64%         95%
--------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
36  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED             YEAR ENDED MAY 31,
CLASS R3                                             NOV. 30, 2009       -------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008       2007(f)
Net asset value, beginning of period                     $2.31            $2.74       $3.02       $2.95
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10              .22         .22         .11
Net gains (losses) (both realized and
 unrealized)                                               .30             (.43)       (.29)        .06
--------------------------------------------------------------------------------------------------------
Total from investment operations                           .40             (.21)       (.07)        .17
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.10)            (.22)       (.21)       (.10)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $2.61            $2.31       $2.74       $3.02
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.70%           (6.70%)     (2.47%)      5.85%
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.23%(d)         1.25%       1.26%       1.20%(d)
--------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.18%(d)         1.20%        .99%       1.20%(d)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                             8.00%(d)        11.09%       7.82%       6.84%(d)
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2               $1         $--         $--
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              83%         64%         95%
--------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                        YEAR ENDED MAY 31,
CLASS R4                                             NOV. 30, 2009       -----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007        2006       2005
Net asset value, beginning of period                     $2.30            $2.74       $3.01       $2.89      $2.86       $2.74
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10              .22         .23         .21        .21         .20
Net gains (losses) (both realized and
 unrealized)                                               .29             (.43)       (.29)        .14        .02         .12
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .39             (.21)       (.06)        .35        .23         .32
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.10)            (.23)       (.21)       (.23)      (.20)       (.20)
Tax return of capital                                       --               --        (.00)(a)      --         --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.10)            (.23)       (.21)       (.23)      (.20)       (.20)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $2.59            $2.30       $2.74       $3.01      $2.89       $2.86
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.47%           (6.86%)     (1.87%)     12.56%(b)   8.45%      11.75%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                     .99%(d)         1.00%       1.02%        .94%       .90%        .87%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .93%(d)          .87%        .76%(g)     .93%       .90%        .87%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             8.31%(d)        10.46%       8.07%       7.10%      6.96%       6.84%
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $18               $2          $1          $1         $1          $1
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              83%         64%         95%        93%        105%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
38  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED             YEAR ENDED MAY 31,
CLASS R5                                             NOV. 30, 2009       -------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008       2007(f)
Net asset value, beginning of period                     $2.30            $2.74       $3.02       $2.95
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11              .23         .22         .12
Net gains (losses) (both realized and
 unrealized)                                               .29             (.44)       (.28)        .05
--------------------------------------------------------------------------------------------------------
Total from investment operations                           .40             (.21)       (.06)        .17
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)            (.23)       (.22)       (.10)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $2.59            $2.30       $2.74       $3.02
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.61%           (6.73%)     (2.06%)      6.09%
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                     .73%(d)          .75%        .78%        .71%(d)
--------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .68%(d)          .70%        .75%        .71%(d)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                             8.30%(d)        10.19%       8.06%       7.33%(d)
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--         $--         $--
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              83%         64%         95%
--------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED             YEAR ENDED MAY 31,
                                                     NOV. 30, 2009       -------------------------------
CLASS W                                               (UNAUDITED)         2009        2008       2007(h)
Net asset value, beginning of period                     $2.28            $2.71       $3.00       $2.94
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10              .22         .21         .11
Net gains (losses) (both realized and
 unrealized)                                               .29             (.43)       (.30)        .07
--------------------------------------------------------------------------------------------------------
Total from investment operations                           .39             (.21)       (.09)        .18
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.10)            (.22)       (.20)       (.12)
Tax return of capital                                       --               --        (.00)(a)      --
--------------------------------------------------------------------------------------------------------
Total distributions                                       (.10)            (.22)       (.20)       (.12)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $2.57            $2.28       $2.71       $3.00
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            17.43%           (6.91%)     (2.87%)      6.20%
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(C)
Gross expenses prior to expense
 waiver/reimbursement                                    1.10%(d)         1.16%       1.17%       1.06%(d)
--------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.08%(d)         1.10%(g)    1.14%       1.06%(d)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                             7.71%(d)         9.51%       7.59%       6.05%(d)
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $130               $6         $23         $30
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    40%              83%         64%         95%
--------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to zero.
(b) During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) For the period from Dec. 11, 2006 (when shares became publicly available) to May 31, 2007.
(g) For the year ended May 31, 2008, the ratio of net expenses after reduction for waiver/reimbursement, if any, and after reduction for earnings/bank fee credits was 0.75% for Class R4 and 1.13% for Class W.
(h) For the period from Dec. 1, 2006 (when shares became publicly available) to May 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
40  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF NOV. 30, 2009)

1. ORGANIZATION

RiverSource High Yield Bond Fund (the Fund) is a series of RiverSource High Yield Income Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource High Yield Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests primarily in high-yielding, high risk corporate bonds, commonly known as junk bonds.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Nov. 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before

--------------------------------------------------------------------------------
42  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

ILLIQUID SECURITIES
At Nov. 30, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 2009 was $15,908,992 representing 0.90% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in

--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

INVESTMENTS IN LOANS
The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2009, the Fund has outstanding when-issued securities of $32,905,953 and other forward-commitments of $9,396,538.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

--------------------------------------------------------------------------------
44  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date. Non-cash dividends or interest included in investment income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. The Fund may place a debt security on nonaccrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

CREDIT DEFAULT SWAP TRANSACTIONS
The Fund may enter into credit default swap transactions to increase or decrease its credit exposure to an issuer of debt securities, a specific debt security, or an index of issuers or debt securities. Additionally, credit default swaps may be used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The

--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the reference obligation or an equivalent cash amount to the protection seller and in exchange, the Fund will receive the notional amount from the seller. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss). At Nov. 30, 2009, and for the six months then ended, the Fund had no outstanding credit default swap contracts in which the Fund was the purchaser of protection.

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the reference obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. At Nov. 30, 2009, and for the six months then

--------------------------------------------------------------------------------
46  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




ended, the Fund had no outstanding credit default swap contracts in which the Fund was the seller of protection.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded. Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.59% to 0.36% as the Fund's net assets increase. The management fee for the six months ended Nov. 30, 2009 was 0.58% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee for the six months ended Nov. 30, 2009 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Nov. 30, 2009, there were no expenses incurred for these particular items.


--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

In connection with the acquisition of Seligman High-Yield Fund (see Note 10), the Fund assumed the obligations of Seligman High-Yield Fund, which, together with certain other associated investment companies (together, the Guarantors), has severally, but not jointly, guaranteed the performance and observance of all terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent of Seligman High-Yield Fund, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At Nov. 30, 2009, the Fund's total potential future obligation over the life of the Guaranty is $248,751. Seligman High-Yield Fund expensed $127,755 related to the Guaranty prior to acquisition by the Fund. This amount is included within other accrued expenses in the Fund's Statement of Assets and Liabilities.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.


--------------------------------------------------------------------------------
48  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,569,000 and $143,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $708,946 for Class A, $17,781 for Class B and $15,591 for Class C for the six months ended Nov. 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Nov. 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A.............................................  1.03%
Class B.............................................  1.79
Class C.............................................  1.79
Class I.............................................  0.63
Class R2............................................  1.43
Class R3............................................  1.18
Class R4............................................  0.93
Class R5............................................  0.68
Class W.............................................  1.08


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $86,662
Class B...........................................    8,361
Class C...........................................    3,462




--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The management fees waived/reimbursed at the Fund level were $393,468.

The Investment Manager and its affiliates contractually agreed to waive certain fees and expenses until July 31, 2010, unless sooner terminated at the discretion of the Board, such that, net expenses (excluding fees and expenses of acquired funds*), would not exceed the following percentage of the class' average daily net assets:

Class A.............................................  1.03%
Class B.............................................  1.79
Class C.............................................  1.79
Class I.............................................  0.63
Class R2............................................  1.43
Class R3............................................  1.18
Class R4............................................  0.93
Class R5............................................  0.68
Class W.............................................  1.08


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $926,845,834 (including $146,201,502* from Seligman High-Yield Fund that was acquired in the fund merger as described in Note 10) and $577,682,179, respectively, for the six months ended Nov. 30, 2009. Realized gains and losses are determined on an identified cost basis.

* This purchase amount is excluded for purposes of calculating the Fund's portfolio turnover rate.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                        NOV. 30, 2009   MAY 31, 2009*
---------------------------------------------------------------------
CLASS A
Sold                                      56,534,568      137,923,196
Fund merger                               45,648,144               --
Converted from Class B**                   9,954,895        8,732,579
Reinvested distributions                  13,408,637       29,131,447
Redeemed                                 (59,217,830)    (153,404,209)
---------------------------------------------------------------------
Net increase (decrease)                   66,328,414       22,383,013

---------------------------------------------------------------------


--------------------------------------------------------------------------------
50  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                      SIX MONTHS ENDED    YEAR ENDED
                                        NOV. 30, 2009   MAY 31, 2009*
---------------------------------------------------------------------
CLASS B
Sold                                       2,706,519        8,385,665
Fund merger                                3,227,197               --
Reinvested distributions                   1,265,164        3,661,712
Converted to Class A**                    (9,954,895)      (8,732,579)
Redeemed                                  (6,078,189)     (19,057,671)
---------------------------------------------------------------------
Net increase (decrease)                   (8,834,204)     (15,742,873)
---------------------------------------------------------------------

CLASS C
Sold                                       3,512,979        4,627,278
Fund merger                               17,187,448               --
Reinvested distributions                     441,461          506,315
Redeemed                                  (2,819,585)      (2,539,080)
---------------------------------------------------------------------
Net increase (decrease)                   18,322,303        2,594,513
---------------------------------------------------------------------

CLASS I
Sold                                      21,456,607       13,554,465
Reinvested distributions                   1,766,660        2,937,284
Redeemed                                  (4,714,216)     (10,609,007)
---------------------------------------------------------------------
Net increase (decrease)                   18,509,051        5,882,742
---------------------------------------------------------------------

CLASS R2
Sold                                         109,428           29,236
Fund merger                                1,831,558               --
Reinvested distributions                       6,224              151
Redeemed                                    (155,146)         (26,434)
---------------------------------------------------------------------
Net increase (decrease)                    1,792,064            2,953
---------------------------------------------------------------------

CLASS R3
Sold                                         303,453          588,694
Reinvested distributions                      25,209           23,787
Redeemed                                     (68,066)         (76,028)
---------------------------------------------------------------------
Net increase (decrease)                      260,596          536,453
---------------------------------------------------------------------

CLASS R4
Sold                                       6,296,585          975,803
Reinvested distributions                     118,202           58,255
Redeemed                                    (358,120)        (329,658)
---------------------------------------------------------------------
Net increase (decrease)                    6,056,667          704,400
---------------------------------------------------------------------

CLASS R5
Fund merger                                   89,123               --
Reinvested distributions                       1,700               --
---------------------------------------------------------------------
Net increase (decrease)                       90,823               --

---------------------------------------------------------------------


--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


                                      SIX MONTHS ENDED    YEAR ENDED
                                        NOV. 30, 2009   MAY 31, 2009*
---------------------------------------------------------------------
CLASS W
Sold                                      52,253,163        2,898,098
Reinvested distributions                     989,362          571,738
Redeemed                                  (5,512,823)      (8,936,744)
---------------------------------------------------------------------
Net increase (decrease)                   47,729,702       (5,466,908)
---------------------------------------------------------------------


 *Certain line items from the prior year have been renamed to conform to the current year presentation.
**Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Nov. 30, 2009, securities valued at $197,908,783 were on loan, secured by cash collateral of $203,382,614 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for

--------------------------------------------------------------------------------
52  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




services provided and any other securities lending expenses. Net income of $152,112 earned from securities lending for the six months ended Nov. 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $384,931,640 and $373,801,337, respectively, for the six months ended Nov. 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Nov. 30, 2009, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25% per annum plus (B) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted

--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Nov. 30, 2009.

10. FUND MERGER

At the close of business on Aug. 28, 2009, RiverSource High Yield Bond Fund acquired the assets and assumed the identified liabilities of Seligman High-Yield Fund. The reorganization was completed after shareholders approved the plan on June 2, 2009.

The aggregate net assets of RiverSource High Yield Bond Fund immediately before the acquisition were $1,457,943,189 and the combined net assets immediately after the acquisition were $1,626,392,129.

The merger was accomplished by a tax-free exchange of 70,492,263 shares of Seligman High-Yield Fund valued at $168,448,940.

In exchange for Seligman High-Yield Fund shares and net assets, RiverSource High Yield Bond Fund issued the following number of shares:

                                                    SHARES
------------------------------------------------------------
Class A.........................................  45,648,144
Class B.........................................   3,227,197
Class C.........................................  17,187,448
Class R2........................................   1,831,558
Class R5........................................      89,123


For financial reporting purposes, net assets received and shares issued by the RiverSource High Yield Bond Fund were recorded at fair value; however, the Seligman High-Yield Fund's cost of investments was carried forward to align ongoing reporting of the RiverSource High Yield Bond Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.


--------------------------------------------------------------------------------
54  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The components of Seligman High-Yield Fund's net assets at the merger date were as follows:

                                                                                    EXCESS OF
                                                                 ACCUMULATED       DISTRIBUTION
                       TOTAL         CAPITAL      UNREALIZED         NET             OVER NET
                    NET ASSETS        STOCK      APPRECIATION   REALIZED LOSS   INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
Seligman
High-Yield Fund    $168,448,940  $1,353,413,422   $13,535,555  $(1,196,251,467)    $(2,248,570)


The financial statements reflect the operations of the RiverSource High Yield Bond Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of the Seligman High-Yield Fund that have been included in the combined Fund's Statement of Operations since the merger was completed. Assuming the merger had been completed on June 1, 2009, the RiverSource High Yield Bond Fund's pro-forma net investment income, net loss on investments, and net increase in net assets from operations for the six months ended Nov. 30, 2009 would have been $57.7 million, $(27.8) million, and $244.1 million, respectively.

11. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of recognition of unrealized appreciation (depreciation) for certain derivative investments, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $1,205,756,170 at May 31, 2009, that if not offset by capital gains will expire as follows:

    2010            2011            2014          2016           2017
$517,121,802    $552,664,309    $19,078,058    $6,050,907    $110,841,094


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise

--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At May 31, 2009, the Fund had a post-October loss of $77,905,140 that is treated for income tax purposes as occurring on June 1, 2009.

For the year ended May 31, 2009, $226,001,198 of capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through Jan. 20, 2010, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings

--------------------------------------------------------------------------------
56  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other

--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
58  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                  RIVERSOURCE HIGH YIELD BOND FUND -- 2009 SEMIANNUAL REPORT  59

RIVERSOURCE HIGH YIELD BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                             S-6470 AA (1/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)      The complete schedule of investments is included in Item 1 of this Form
         N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          RiverSource High Yield Income Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date February 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date February 3, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date February 3, 2010